Net borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2024 $ million	2023 re-presented $ million
Bank overdrafts	21	45
Commercial paper	479	250
Bank and other loans	76	153
Credit support obligations	14	19
€ 600 million 0.125% bonds due 2023	—	646
$ 500 million 3.5% bonds due 2023(2)	—	500
€ 500 million 0.5% bonds due 2024	—	537
$ 600 million 2.125% bonds due 2024(2)	600	—
€ 500 million 1.75% bonds due 2024	535	—
€ 600 million 1% bonds due 2025	641	—
€ 500 million 3.5% bonds due 2025	534	—
Fair value adjustment to borrowings	(15)	(8)
Borrowings due within one year	2,885	2,142
$ 600 million 2.125% bonds due 2024(2)	—	600
€ 500 million 1.75% bonds due 2024	—	538
€ 600 million 1% bonds due 2025	—	644
€ 500 million 3.5% bonds due 2025	—	537

$ 500 million 5.2% bonds due 2025(2)	499	499
$ 750 million 1.375% bonds due 2025(2)	749	748
€ 850 million 2.375% bonds due 2026	908	913
€ 500 million floating bonds due 2026	535	—
£ 500 million 1.75% bonds due 2026	630	627
$ 800 million 5.375% bonds due 2026(2)	797	—
$ 750 million 5.3% bonds due 2027(2)	748	748
€ 750 million 1.875% bonds due 2027	800	805
€ 500 million 1.5% bonds due 2027	534	537
€ 700 million 0.125% bonds due 2028	746	750
$ 500 million 3.875% bonds due 2028(2)	498	498
£ 300 million 2.375% bonds due 2028	377	375
$ 1,000 million 2.375% bonds due 2029(2)	993	992
£ 300 million 2.875% bonds due 2029	377	376
€ 750 million 1.5% bonds due 2029	801	806
$ 1,000 million 2% bonds due 2030(2)	995	994
€ 1,000 million 2.5% bonds due 2032	1,066	1,072
$ 750 million 2.125% bonds due 2032(2)	744	743
£ 400 million 1.25% bonds due 2033	500	499
$ 750 million 5.5% bonds due 2033(2)	744	744
$ 900 million 5.625% bonds due 2033(2)	894	—
€ 900 million 1.875% bonds due 2034	957	962
$ 400 million 7.45% bonds due 2035(1)	400	400
$ 600 million 5.875% bonds due 2036(2)	594	594
£ 600 million 2.75% bonds due 2038	752	750
$ 500 million 4.25% bonds due 2042(1)	495	495
$ 500 million 3.875% bonds due 2043(2)	492	492
Bank and other loans	344	372
Fair value adjustment to borrowings	(353)	(461)
Borrowings due after one year	18,616	18,649
Total borrowings before leases and derivative financial instruments	21,501	20,791
Fair value of cross currency interest rate swaps	(323)	(438)
Fair value of foreign currency swaps and forwards	(11)	2
Fair value of interest rate hedging instruments	376	476
Lease liabilities	604	564
Gross borrowings	22,147	21,395
Less: Cash and cash equivalents	(1,130)	(1,813)
Net borrowings	21,017	19,582
(1)  SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned finance subsidiary of Diageo plc and fully and unconditionally guaranteed by Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(2)SEC-registered debt issued on an unsecured basis by Diageo Capital plc, a 100% owned finance subsidiary of Diageo plc and fully and unconditionally guaranteed by Diageo plc. No other subsidiary of Diageo plc guarantees the security.
(i) The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 16).
(ii) Bonds are stated net of unamortised finance costs of $95 million (2023 – $102 million).
(iii) All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc and no other subsidiary of Diageo plc guarantees such securities.

Schedule of maturity of gross borrowings before derivative financial instruments	Gross borrowings before leases and derivative financial instruments are expected to mature as follows:

	2024 $ million	2023 re-presented $ million
Within one year	2,885	2,142
Between one and three years	4,873	4,437
Between three and five years	4,222	3,620
Beyond five years	9,521	10,592
	21,501	20,791

Schedule of bonds issued and repaid	During the year, the following bonds were issued and repaid:

	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Issued
€ denominated	535	548	1,800
£ denominated	—	—	1,171
$ denominated	1,690	1,989	—
Repaid
€ denominated	(1,167)	—	(1,060)
$ denominated	(500)	(1,650)	(1,000)
	558	887	911

Schedule of movement in net borrowings	(a) Reconciliation of movement in net borrowings

	2024 $ million	2023 re-presented $ million
At beginning of the year	19,582	17,107
Net decrease in cash and cash equivalents before exchange	596	831
Net increase in bonds and other borrowings(1)	453	958
Increase in net borrowings from cash flows	1,049	1,789
Exchange differences on net borrowings	199	646
Other non-cash items(2)	187	40
Net borrowings at end of the year	21,017	19,582
(1)In the year ended 30 June 2024, net increase in bonds and other borrowings excludes $1 million cash outflow in respect of derivatives designated in forward point hedges (2023 – $2 million).
(2)In the year ended 30 June 2024, other non-cash items are principally in respect of fair value gains of cross currency interest rate swaps and interest rate swaps of
$111 million, offsetting an increase in lease liabilities of $152 million, and fair value losses on borrowings of $116 million, and $30 million reclassification of cash to assets held for sale. In the year ended 30 June 2023, other non-cash items are principally in respect of fair value gains of cross currency interest rate swaps and interest rate swaps of $42 million, and an increase in lease liabilities of $99 million, partially offset by the $101 million fair value loss on borrowings.
Schedule of net borrowings by currency	(b) Analysis of gross borrowings by currency

	2024		2023
	Cash and cash equivalents $ million	Gross borrowings(1) $ million	Cash and cash equivalents re-presented $ million	Gross borrowings(1) re-presented $ million
US dollar	130	(9,590)	682	(7,247)
Euro(2)	59	(5,820)	60	(4,870)
Sterling	29	(4,767)	59	(7,846)
Indian rupee	170	(57)	155	(39)
Mexican peso	34	(261)	31	(361)
Hungarian forint	3	(21)	4	(329)
Kenyan shilling	55	(295)	36	(318)
Chinese yuan	258	(964)	251	(79)
Nigerian naira	—	—	105	—
Other(2)	392	(372)	430	(306)
Total	1,130	(22,147)	1,813	(21,395)
(1)Includes foreign currency forwards and swaps and leases.
(2)Includes $11 million (euro) cash and cash equivalents in cash-pooling arrangements (2023 – $26 million (euro)).